PGIM S&P 500 Buffer 20 ETF - December
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 101.5%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $179,088)(wb)	179,088	$179,088
Options Purchased*~ 100.8%
(cost $24,569,855)		25,185,204

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.5% (cost $24,748,943)		25,364,292
Options Written*~ (1.5)%
(premiums received $608,415)		(359,172)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $24,140,528)		25,005,120
Liabilities in excess of other assets(z) (0.0)%		(8,896)

Net Assets 100.0%		$24,996,224

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$6.03		396		40	$24,750,396
SPDR S&P 500 ETF Trust	Put	11/28/25	$602.55		396		40	434,808
Total Options Purchased (cost $24,569,855)								$25,185,204
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$668.71		396		40	$(274,674)
SPDR S&P 500 ETF Trust	Put	11/28/25	$482.04		396		40	(84,498)
Total Options Written (premiums received $608,415)								$(359,172)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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